Document and Entity Information (USD $)	12 Months Ended
	Nov. 30, 2012	Jan. 20, 2012
Document And Entity Information
Entity Registrant Name	Daniels Corporate Advisory Company, Inc.
Entity Central Index Key	0001498291
Document Type	S-1
Document Period End Date	Nov 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 0
Entity Common Stock, Shares Outstanding		10,000
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011

Balance Sheets (USD $)	Nov. 30, 2012	Nov. 30, 2011
CURRENT ASSETS
Cash and Cash Equivalents	$ 82	$ 173
Accounts Receivable	0	0
Other Assets	118,000	13,600
Total Current Assets	118,082	13,773
OTHER ASSETS	0	0
TOTAL ASSETS	118,082	13,773
CURRENT LIABILITIES
Accounts Payable and accrued expenses	1,129,369	880,656
Total Current Liabilities	1,129,369	880,656
LONG-TERM LIABILITIES
Stockholder Loans	4,495	4,165
Total Long Term Liabilities	4,495	4,165
TOTAL LIABILITIES	1,133,864	884,821
STOCKHOLDERS' EQUITY(DEFICIT)
Preferred Stock, $.001 par value; 50,000,000 shares authorized, none issued and outstanding	50	50
Common Stock, $001 par value; 750,000,000 shares authorized, 10,000 and 10,000 issued and outstanding	10	10
Additional paid-in-capital	3,873,726	3,873,726
Accumulated Deficit	(4,843,606)	(4,708,408)
Accumulated other comprehensive (loss)	(45,962)	(36,426)
Total Stockholders' Equity(Deficit)	(1,015,782)	(871,048)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY(DEFICIT)	$ 118,082	$ 13,773

Balance Sheets (Parenthetical) (USD $)	Nov. 30, 2012	Nov. 30, 2011
Statement of Financial Position [Abstract]
Preferred Stock, par value	$ 0.001	$ 0.001
Preferred Stock, shares authorized	50,000,000	50,000,000
Preferred Stock, shares issued and outstanding	0	0
Common Stock, par value	$ 1	$ 1
Common Stock, shares authorized	750,000,000	750,000,000
Common Stock, shares issued and outstanding	10,000	10,000

Statements of Operations (USD $)	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011
Income Statement [Abstract]
REVENUES	$ 114,000	$ 0
OPERATING EXPENSES	249,198	273,987
NET INCOME(LOSS) BEFORE DEPRECIATION & AMORTIZATION	(135,198)	(273,987)
Depreciation & Amortization	0	0
NET INCOME(LOSS) BEFORE OTHER EXPENSE	(135,198)	(273,987)
OTHER INCOME (EXPENSE):
Interest and Penalties Expense	0	0
PROVISION FOR INCOME TAXES	(135,198)	(273,987)
Provision for income taxes	0	0
NET INCOME(LOSS)	$ (135,198)	$ (273,987)
BASIC AND DILUTED LOSS PER SHARE	$ (13.52)	$ (27.4)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING	10,000	10,000

Statements of Cash Flows (USD $)	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (135,198)	$ (273,987)
Adjustments to reconcile net income (loss):
Amortization	0	0
Unrealized gain on securities	(9,536)	3,616
Changes in assets and liabilities:
(Increase) in other assets	(104,400)	(13,600)
(Increase)decrease in accounts receivable	0	45,500
Increase in accounts payable and accrued expenses	248,713	236,372
Total cash flows from operating activities	(421)	(2,099)
CASH FLOWS FROM INVESTING ACTIVITIES:
Total cash flows from investing activities	0	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Contributions of capital	0	0
Proceeds from Stockholder Loans	330	4,915
Payments to Stockholder Loans	0	(3,000)
Total cash flows from financing activities	330	1,915
Increase in cash and equivalents	(91)	(184)
Cash and cash equivalents at beginning of year	173	357
Cash and cash equivalents at end of year	82	173
CASH PAID DURING THE YEAR FOR:
Interest	0	0
Income taxes	0	0
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Unrealized gain (loss) on securities	$ (9,536)	$ 3,616

Statement of Comprehensive Income (Loss) (USD $)	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011
Income Statement [Abstract]
Net loss	$ (135,198)	$ (273,987)
Other comprehensive income (loss)	0	0
Unrealized gains(losses) arising during the period	(9,536)	3,616
Comprehensive income (loss)	$ (144,734)	$ (270,371)

ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Nov. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BASIS OF PRESENTATION

NOTE 1-   ORGANIZATION AND BASIS OF PRESENTATION

Daniels Corporate Advisory Company, Inc.(The company) was incorporated in the State of Nevada on May 2, 2002. The Company was organized to offer: (a) corporate financial consulting and (b) merchant banking services for public and private client companies interested in implementing Daniels developed, agreed upon, accelerated growth strategies; including MBO/LBO, Roll-up Transactions. Merchant banking includes equity funding of the growth of client and service companies, as well as funding equity of small public companies. The business became a subsidiary in late 2003 as a result of INfe Human Resources, Inc. (a publicly quoted Nevada Company) acquiring the common stock of Daniels Corporate Advisory Company, Inc. During August 24010, INfe Human Resources, Inc. underwent a name change to Rhino Human Resources, Inc., but is still public and trades under the same (original) stock symbol: “IFHR.”

The company has a growth goal of providing advisory services to business services as well as non-business services client companies. The company works with companies seeking to create and/or acquire adjunct service businesses, whose services will initially provide better lifestyles for its existing workforce, and ultimately will be packaged, on an additional profit center basis, for sale to other small companies for the retention of their employees. The profits generated from all the financial consulting assignments will be available for venture investment in public or private client companies, as well as other quality business concept/operating companies, both public and private; through the Daniels’ Merchant Bank Division.

The Daniels Merchant Bank has an in-house equity funding program, whereby Daniels will participate in consulting client potential growth by helping finance the growth of public and private client, business service companies, as well as non-business service companies. The Merchant Bank will also participate in non-client potential growth by the purchase of equity in attractive small public companies whose growth strategies are in line with a philosophy of growth through leveraged acquisitions.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Nov. 30, 2012
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2-   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation:

We have prepared the accompanying audited condensed consolidated financial statements in accordance with the rules and regulations of the Securities and Exchange Commission (“SEC”) including the instructions to Form S-1 and Rule 10-01 of Regulation S-X. Such rules and regulations allow us to condense and omit certain information and footnote disclosures normally included in audited financial statements prepared in accordance with accounting principles generally accepted in the United States of America. We believe these audited condensed consolidated financial statements reflect all adjustments (consisting of normal, recurring adjustments) that are necessary for a fair presentation of our consolidated financial position and consolidated results of operations for the periods presented. The information included in this Form S-1 should be read in conjunction with the consolidated financial statements and notes thereto included in our Form S-1 for the years ended November 30, 2011 and 2010. The audited consolidated financial information contained in this filing is not necessarily indicative of the results to be expected for any other interim period, or for the full year.

FASB Codification:

  In June 2009, the FASB issued ASC 105, Generally Accepted Accounting Principles, (“Codification”) effective for interim and annual reporting periods ending after September 15, 2009. This statement establishes the Codification as the source of authoritative accounting principles used in the preparation of financial statements in conformity with generally accepted accounting principles. The Codification does not replace or affect guidance issued by the SEC or its staff. As a result of the Codification, the references to authoritative accounting pronouncements included herein in this Annual Report now refer to the Codification topic section rather than a specific accounting rule as was past practice.

Principles of Consolidation:

The financial statements include only the accounts of Daniels Corporate Advisory Company, Inc. The intercompany transactions have not been eliminated with the parent company INfe Human Resources, Inc .nor any of her subsidiaries in order to provide the standalone entity Daniels. There are no intercompany transactions included that provide any income or expense generating items between any of the inter related companies.

Use of Estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Risk and Uncertainties:

Our future results of operations and financial condition will be impacted by the following factors, among others: our lack of capital resources, dependence on third-party management to operate the companies in which we invest and dependence on the successful development and marketing of any new products in new and existing markets. Generally, we are unable to predict the future status of these areas of risk and uncertainty. However, negative trends or conditions in these areas could have an adverse affect on our business.

Cash and Cash Equivalents:

For financial statement presentation purposes, short-term, highly liquid investments with original maturities of three months or less are considered to be cash equivalents. The Company maintains its cash accounts at several financial institutions, which at times may exceed the insurable FDIC limit, but management believes that there is little risk of loss.

Fair Value of Financial Instruments:

In September 2006, the Financial Accounting Standards Board (FASB) introduced a framework for measuring fair value and expanded required disclosure about fair value measurements of assets and liabilities.  The Company adopted the standard for those financial assets and liabilities as of the beginning of the 2008 fiscal year and the impact of adoption was not significant. FASB Accounting Standards Codification (ASC) 820 “ Fair Value Measurements and Disclosures ” (ASC 820) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date ASC 820 also establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from independent sources (observable inputs) and (2) an entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The fair value hierarchy consists of three broad levels, which gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1—Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.
●	Level 2—Inputs other than quoted prices included within Level 1 that are observable for the asset or liability; either directly or indirectly, including quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability (e.g. interest rates); and inputs that are derived principally from or corroborated by observable market data by correlation or other means.
●	Level 3—Inputs that are both significant to the fair value measurement and unobservable.

The respective carrying value of certain on-balance-sheet financial instruments approximated their fair values due to the short-term nature of these instruments.  These financial instruments include investments in available-for-sale securities and accounts payable and accrued expenses.   The Company has also applied ASC 820 for all non-financial assets and liabilities measured at fair value on a non-recurring basis. The adoption of ASC 820 for non-financial assets and liabilities did not have a significant impact on the Company’s financial statements.

Investments:

Our investments consist of common stock of publicly quoted companies and are valued based on the closing stock price. We account for our investments in accordance with ASC Topic 320, Investments. We have designated our investments at November 30, 2012 as available-for-sale and reported these investments at fair value, with unrealized gains and losses recorded in other comprehensive income (loss). We determined the fair value of these investments based on the closing quoted stock price on November 30, 2012.  We base the cost of the investment sold on the specific identification method using market rates.

Comprehensive Income:

ASC Topic 220 (SFAS No. 130) establishes standards for reporting comprehensive income and its components. Comprehensive income is defined as the change in equity during a period from transactions and other events from non-owner sources.  Per the consolidated financial statements, the Company has purchased available-for-sale securities that are subject to this reporting.

Other-Than-Temporary Impairment:

All of our non-marketable and other investments are subject to a periodic impairment review. Investments are considered to be impaired when a decline in fair value is judged to be other-than-temporary.

When events or changes in circumstances indicate that long-lived assets other than goodwill may be impaired, an evaluation is performed to determine if a write-down to fair value is required. When an asset is classified as held for sale, the asset's book value is evaluated and adjusted to the lower of its carrying amount or fair value less cost to sell. In addition, depreciation and amortization ceases while it is classified as held for sale.

The indicators that we use to identify those events and circumstances include:

· the investee’s revenue and earnings trends relative to predefined milestones and overall business prospects;
· the general market conditions in the investee’s industry or geographic area, including regulatory or economic changes;
· factors related to the investee’s ability to remain in business, such as the investee’s liquidity, debt ratios, and the rate at which the investee is using its cash; and
· the investee’s receipt of additional funding at a lower valuation. If an investee obtains additional funding at a valuation lower than our carrying amount or a new round of equity funding is required for the investee to remain in business, and the new round of equity does not appear imminent, it is presumed that the investment is other than temporarily impaired, unless specific facts and circumstances indicate otherwise.

Recently Issued Accounting Pronouncements:

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (ASU) No. 2011-11, an amendment to the accounting guidance for disclosure of offsetting assets and liabilities and related arrangements. The amendment expands the disclosure requirements in that entities will be required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The amendment is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013, and shall be applied retrospectively. We do not expect the adoption of this accounting pronouncement to have a material effect on our financial statements when implemented.

In September 2011, the FASB issued Accounting Standards Update (ASU) 2011-8an amendment to the accounting guidance for goodwill in order to simplify how companies test goodwill for impairment. The amendment permits an entity to first assess the qualitative factors to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. The amendment is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. We elected not to early adopt. We do not expect the adoption of this accounting pronouncement to have a material effect on our financial statements when implemented.

In June 2011, the FASB issued Accounting Standards Update (ASU) 2011-05, an amendment to the accounting guidance for presentation of comprehensive income. Under the amended guidance, an entity may present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In either case, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. For public companies, the amendment is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, and shall be applied retrospectively. Early adoption is permitted. We elected not to early adopt. Other than a change in presentation, the implementation of this accounting pronouncement is not expected to have a material impact on our financial statements when implemented.

In May 2011, the FASB issued an amendment to the accounting guidance for fair value measurement and disclosure. Among other things, the guidance expands the disclosure requirements around fair value measurements categorized in Level 3 of the fair value hierarchy and requires disclosure of the level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed. It also clarifies and expands upon existing requirements for measurement of the fair value of financial assets and liabilities as well as instruments classified in shareholders’ equity. The guidance is effective for interim and annual periods beginning after December 15, 2011. We do not expect the adoption of the guidance to have a material impact on our financial statements when implemented.

There are no other new accounting pronouncements adopted or enacted during the six months ended November 30, 2012 that had, or are expected to have, a material impact on our financial statements.

Election to be treated as an emerging growth company:

In the first quarter of 2012, Daniels has elected to use the extended transition period now available for complying with new or revised accounting standards under Section 102(b) (1).  This election allows Daniels to delay the adoption of new or revised accounting standards that have different effective dates for public and private companies until those standards apply to private companies.  As a result of this election, the Daniels financial statements may not be comparable to companies that comply with public company effective dates.

Revenue and Cost Recognition:

The Company applies paragraph 605-10-S99-1 of the FASB Accounting Standards Codification for revenue recognition. The Company recognizes revenue when it is realized or realizable and earned. The Company considers revenue realized or realizable and earned when all of the following criteria are met: (i) persuasive evidence of an arrangement exists, (ii) the product has been shipped or the services have been rendered to the customer, (iii) the sales price is fixed or determinable, and (iv) collectability is reasonably assured.

Daniels Corporate Advisory Company, Inc., (Daniels) has revenues as a result of corporate financial consulting services which are recognized as services are performed. Daniels also operates the merchant banking division, which did not have any revenues to recognize.

Fixed Assets:

Fixed assets acquired would be reported at cost less accumulated depreciation, which is generally provided on the straight-line method over the estimated useful lives of the assets. Upon sale or retirement of an asset, the related costs and accumulated depreciation are removed from the accounts and any gain or loss is recognized.

Financing Fees:

Financing fees were being amortized over the life of the related liability on the straight-line method which is not materially different than using the effective interest method. All amortization has been expensed since the ongoing staffing operations have discontinued from which the finance fees were originally accrued.

Net Income (Loss) Per Share

The Company reports basic and diluted earnings per share (EPS) according to the provisions of ASC Topic 260, which requires the presentation of basic EPS and, for companies with complex capital structures, diluted EPS. Basic EPS excludes dilution and is computed by dividing net income (loss) available to common stockholders by the weighted average number of common shares outstanding during the period. Diluted EPS is computed by dividing net income (loss) available to common stockholders, adjusted by other changes in income or loss that would result from the assumed conversion of those potential common shares, by the weighted number of common shares and common share equivalents (unless their effect is anti-dilutive) outstanding. Common stock equivalents are not included in the computation of diluted earnings per share when the Company reports a loss because to do so would be antidilutive. Thus, these equivalents are not included in the calculation of diluted loss per share, resulting in basic and diluted loss per share being equal. The following is a reconciliation of the computation for basic and diluted EPS for the years ended November 30, 2012 and 2011:

	2012	2011
Net (Loss)	$ (135,198)	$ (273,987)

Weighted-average common shares outstanding basic
Weighted-average common stock	10,000	10,000
Equivalents
Stock options	-	-
Warrants	-	-
Convertible Notes	-
Weighted-average common shares outstanding- diluted	10,000	10,000

Income Taxes:

The Company, a C-corporation, accounts for income taxes under ASC Topic 740 (SFAS No. 109) . Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

The Company adopted the provisions of FASB ASC 740-10 “ Uncertainty in Income Taxes ” (ASC 740-10), on January 1, 2007. The Company has not recognized a liability as a result of the implementation of ASC 740-10. A reconciliation of the beginning and ending amount of unrecognized tax benefits has not been provided since there is no unrecognized benefit since the date of adoption. The Company has not recognized interest expense or penalties as a result of the implementation of ASC 740-10.  If there were an unrecognized tax benefit, the Company would recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses.

Currently the Daniels has projected $4,521,767 as of November 30, 2012 in Net Loss Operating Loss carryforwards available. The benefits of the potential tax savings will be recognized in the financial statements upon the acquisition or development of revenue source to apply against these losses. The company recognizes that the Internal Revenue Service has the final determination of the NOL available going forward and that amount may be significantly different from that recorded to date.

NOTES PAYABLE SHAREHOLDER LOANS	12 Months Ended
Nov. 30, 2012
Payables and Accruals [Abstract]
NOTES PAYABLE SHAREHOLDER LOANS

NOTE 3-   NOTES PAYABLE SHAREHOLDER LOANS

As of November 30, 2012 the balance of $4,495 and as of November 30, 2011 the balance of $4,165 represented loans from Arthur Viola, shareholder, all of which was used for the company’s working capital requirements. These remaining loans are currently unsecured, non-interest bearing, and have no specific repayment terms.

INVESTMENTS	12 Months Ended
Nov. 30, 2012
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS

NOTE 4- INVESTMENTS

Cash Equivalents are Investments consist of a portfolio of common stocks trading on the OTC: BB that are not being held long term for strategic reasons.  The fair market values of the investments were $82 and $22 at November 30, 2012 and November 30, 2011, respectively. Due to their immaterial amounts and that they are liquid they have been classified as cash equivalents. Unrealized losses for cash equivalents and investments for the year ended November 30, 2012 were $9,536 and unrealized gains were $3,616 for the year ended November 30, 2011.

Investments are Marketable securities are classified as available-for-sale. During the periods ended November 30, 2012 and November 30, 2011, there were no available-for-sale securities sold and gross realized (losses) gains on these sales were zero. For purpose of determining gross realized gains, the cost of securities when sold is based on the FIFO method of valuation. Net unrealized holding gains (losses) on available-for-sale securities in the amount of  $(45,962) and $(36,426), respectively, for November 30, 2012 and November 30, 2011 and have been included in accumulated other comprehensive income.

GOING CONCERN	12 Months Ended
Nov. 30, 2012
Notes to Financial Statements
GOING CONCERN

NOTE 5-   GOING CONCERN

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. Currently, the Company has incurred operating losses, and as of November 30, 2012 the Company had a working capital deficit of $1,011,287 and an accumulated deficit of $4,843,606. These factors raise substantial doubt about the Company’s ability to continue as a going concern. Management believes that the Company’s capital requirements will depend on many factors including the success of the Company’s development efforts and its efforts to raise capital. Management also believes the Company needs to raise additional capital for working capital purposes. There is no assurance that such financing will be available in the future.   The conditions described above raise substantial doubt about our ability to continue as a going concern. The financial statements of the Company do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts and classifications of liabilities that might be necessary should the Company be unable to continue as a going concern.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Nov. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 6-   COMMITMENTS AND CONTINGENCIES

Commitments:

The Company currently has no long term commitments.

Contingencies:

Under the spin-off agreement dated June 22, 2010, the company no longer has any contingent liabilities relating to the hedge fund (NIR) convertible debt financing described in note 3 and the prior period financial statements.

INCOME TAXES	12 Months Ended
Nov. 30, 2012
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 7- INCOME TAXES

As of November 30, 2012, the Company had approximately $4,521,767 in net operating loss carry forwards for federal income tax purposes which expire between 2013 and 2029.  Generally, these can be carried forward and applied against future taxable income at the tax rate applicable at that time. We are currently using a 35% effective tax rate for our projected available net operating loss carryforward. However, as a result of potential stock offerings and stock issuance in connection with potential acquisitions, as well as the possibility of the Company not realizing it’s business plan objectives and having future taxable income to offset, the Company’s use of these NOLs may be limited under the provisions of Section 382 of the Internal Revenue Code of 1986, as amended.  The Company is in the process of evaluating the implications of Section 382 on its ability to utilize some or all of its NOLs.

Components of deferred tax assets and (liabilities) are as follows:

	November 30, 2012	November 30, 2011
Net operating loss carry forwards valuation available	$1,582,618	$1,535,299

Valuation Allowances	1,582,618	1,535,299
Difference	$0	$0

In accordance with FASB ASC 740 “Income Taxes”, valuation allowances are provided against deferred tax assets, if based on the weight of available evidence, some or all of the deferred tax assets may or will not be realized. The Company has evaluated its ability to realize some or all of the deferred tax assets on its balance sheet and has established a valuation allowance in the amount of S1,582,618 at November 30, 2012 and $1,535,299 at November 30, 2011. During the years ended November 30, 2012 and November 30, 2011 the company did not utilize any of its NOL.

SPIN OFF OF DANIELS CORPORATE ADVISORY COMPANY, INC.	12 Months Ended
Nov. 30, 2012
Notes to Financial Statements
SPIN OFF OF DANIELS CORPORATE ADVISORY COMPANY, INC.

NOTE 8 SPIN OFF OF DANIELS CORPORATE ADVISORY COMPANY, INC.

On June 22, 2010 the parent of INfe Human Resources, Inc. the parent company determined to spin off its subsidiary Daniels Corporate Advisory Company, Inc. to its the existing shareholder base in order to protect the tax operating loss carry forward accumulated on the company's federal tax returns as described in note 2 above. The spin off will occur upon the effective date of the registration statement.

As described in Paragraph 2(c) of the Spin-Off Agreement dated as of June 22, 2010, (as part of the entire June 22, 2010 transaction (Share Exchange/Spin Off Agreements), INfe Human Resources, Inc. has agreed to assume and agrees to perform, and otherwise pay, satisfy and discharge all existing and future liabilities and obligations relating to the NIR Liabilities, whether accrued or unaccrued and that the Company (INfe Human Resources, Inc. ) will forever indemnify and hold harmless Daniels Corporate Advisory, Inc. (The Spin-off). The Company has accrued all the expenses of this agreement as part of these financial statements and included as other income the prior liabilities recorded to the hedge fund NIR, that were on the balance sheet at that date.

As described in the above paragraph the debt forgiven will reduce that loss carryfoward to $4,112,582. At this point all the convertible notes payable including notes of $873,460, callable notes of $438,451 and current year accrued interest and penalties totaling $1,101,430 owed to NIR as per the closing documents of the transaction have been eliminated. As of November 30, 2011, we had outstanding liabilities of $884,821, all of which is past due or payable within 12 months.